UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21195
                                                     ---------

                               UBS M2 Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                             UBS M2 FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

                                                                                % OF            REALIZED AND
                                                                               MEMBERS'     UNREALIZED GAIN (LOSS)
INVESTMENT FUND:                               COST          FAIR VALUE         CAPITAL        FROM INVESTMENTS      LIQUIDITY
-------------------------------------      -------------    -------------     -----------  ----------------------  --------------
Abrams Bison Partners, L.P.                $  22,000,000    $  25,085,264            5.27%      $   1,124,566         Annually
Arience Captial Partners, L.P.                22,500,000       27,445,492            5.76%            226,889         Quarterly
Cantillon Europe Fund I, L.P.                  9,000,000       13,041,166            2.74%          2,518,715         Quarterly
Cavalry Technology, L.P.                      15,000,000       15,618,951            3.28%            894,141         Quarterly
The Children's Investment Fund, L.P.          15,000,000       18,736,500            6.07%          3,736,500         Annually
Corsair Capital Partners, L.P.                24,000,000       28,915,817            2.82%            708,336         Annually
Cycladic Catalyst Fund, L.P.                  12,000,000       13,411,456            2.21%         (2,588,544)        Quarterly
Cycladic Catalyst Fund, LTD                   10,000,000       10,542,703            3.36%          4,542,703         Quarterly
DE Shaw Oculus Fund, LLC                      15,000,000       16,014,188            2.13%          1,014,188         Quarterly
Delta Fund Europe,  L.P.                      10,000,000       10,148,843            4.78%          2,059,768         Quarterly
Delta Fund Europe,  LTD                       14,000,000       22,761,664            7.99%          4,574,764         Quarterly
Delta Institutional Fund, L.P.                22,000,000       38,078,591            5.61%          9,834,820         Quarterly
East Side Capital, L.P.                       24,000,000       28,458,566            5.97%          4,458,566         Annually
Eastern Advisor Fund, L.P.                    17,500,000       18,033,331            3.79%            639,460          Monthly
Eminence Long Alpha                           23,000,000       23,252,009            4.88%            252,009       Semi-Annually
Lazard European Explorer, L.P.                11,500,000       14,085,832            2.96%          1,593,319         Quarterly
Meditor Cobra Fund, LTD                       13,000,000       12,654,495            2.66%         (1,536,928)         Monthly
Meditor Hawk Fund, LTD                         9,500,000       12,055,448            2.53%         (3,299,756)         Monthly
North Sound Legacy Institutional Fund         21,500,000       26,698,976            5.14%            359,902         Quarterly
Pershing Square, L.P.                         19,000,000       24,505,983            5.55%          5,505,983         Quarterly
SuNOVA Partners, L.P.                         21,000,000       26,458,554            3.93%          1,764,959         Quarterly
Tiger Asia Fund, L.P.                         15,000,000       17,293,308            3.63%          2,293,308         Annually
Whitney New Japan Investors, LTD              19,500,000       26,813,386            5.63%          3,197,260         Quarterly
Redeemed Investment Funds                             --               --                           1,611,961
                                           -------------    -------------      ----------       -------------
TOTAL                                      $ 385,000,000    $ 470,110,523           98.69%      $  45,486,889
                                           =============    =============      ==========       =============







                                                                               5


ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS M2 Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                       November 17, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                       November 17, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date                       November 17, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.